Provision for Legal Claims (Tables)	12 Months Ended
Jun. 30, 2025
Provision for Legal Claims [Abstract]
Schedule of Probable Likelihood of Loss

Probable likelihood of loss

	Labor	Civil	Tax	Environmental	Total
At June 30, 2023	119	-	687	486	1,292
Additions	1,190	7	1	9	1,207
Interest	(296)	-	18	108	(170)
Reversals	(195)	-	(705)	(574)	(1,474)
Payments	(148)	(7)	(1)	-	(156)
At June 30, 2024	670	-	-	29	699
Additions	948	-	-	-	948
Interest	47	-	-	-	47
Reversals	(655)	-	-	(9)	(664)
Payments	(238)	-	-	-	(238)
At June 30, 2025	772	-	-	20	792

Schedule of Contingencies

The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors, as follows:

	2025	2024
Civil	13,704	9,231
Tax	7,154	13,450
	20,858	22,681

Schedule of Judicial Deposits	Judicial deposits
	2025	2024
Labor	5,997	6,702
Environmental	547	520
Civil	-	177
	6,544	7,399